Financial risk management and financial instruments - Summary of Changes in Warrants Liability (Details) - Warrants - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Changes In Warrants Liability [Line Items]
Beginning balance	€ 1	€ 72	€ 89
Issuance of warrant for cash	0	0	31
Non cash changes recognized in profit or loss
Changes in fair value recognized in consolidated statement of operations	2	(74)	(53)
Effect of changes in foreign exchange rates	0	3	5
Ending balance	€ 3	€ 1	€ 72